Deposits for Acquisition	12 Months Ended
Aug. 31, 2017
Deposits For Acquisition [Abstract]
Deposits for Acquisition
9.	DEPOSITS FOR ACQUISITION

On July 20, 2017, Zhuhai Bright Scholar signed an agreement to acquire 21% share of Can-Achieve Beijing Education Consulting Limited, a Beijing education consulting company. According to the agreement, the board of directors contains 5 members which Zhuhai Bright Scholar will occupy 2 seats. By the end of August 31, 2017, the registration in State Administration for Industry and Commerce ("SAIC") of Can-Achieve Beijing Education hasn't been completed while Zhuhai Bright Scholar hasn't designated directors to Can-Achieve Beijing Education. And in July 2017, the company paid RMB 78,750 acquisition deposits to Can-Achieve Beijing. When finalizing the registration and designation of directors, the acquisition of 21% share of Can-Achieve Beijing will be presented as a long-term equity investment.